Related party transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Disclosure of transactions between related parties [line items]
Fixed salaries and benefits	$ 4,385	$ 4,655
Variable incentive-based compensation	9,249	6,139
Share-based compensation	9,915	9,915
Remuneration of directors and other key management personnel	$ 23,549	$ 20,709
Key management personnel of entity or parent | DSU Plan
Disclosure of transactions between related parties [line items]
Vesting period	3 years
Number of DSU's issued during the year (shares) | shares	10,991	15,782